ERShares US Large Cap Fund
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 94.6%
	Aerospace & Defense — 1.4%
9,336	Huntington Ingalls Industries, Inc.	$1,701,113
	Asset Management — 1.6%
4,455	BlackRock, Inc.	1,960,066
	Automotive — 0.4%
1,000	Tesla, Inc. *	524,000
	Banking — 0.7%
10,460	First Republic Bank	860,649
	Biotechnology & Pharmaceutical — 11.2%
134,756	Exelixis, Inc. *	2,320,498
37,804	Ionis Pharmaceuticals, Inc. *	1,787,373
20,068	Jazz Pharmaceuticals PLC *	2,001,582
7,074	Regeneron Pharmaceuticals, Inc. *	3,454,164
12,679	Seattle Genetics, Inc. *	1,462,903
29,529	United Therapeutics Corp. *	2,800,088
		13,826,608
	Commercial Services — 1.3%
8,858	Cintas Corp.	1,534,383
	Consumer Products — 1.7%
36,355	Monster Beverage Corp. *	2,045,332
	Distributors - Discretionary — 1.4%
25,354	Copart, Inc. *	1,737,256
	Hardware — 6.1%
9,685	Apple, Inc.	2,462,799
15,920	Arista Networks, Inc. *	3,224,596
12,836	Ubiquiti, Inc.	1,817,321
		7,504,716
	Institutional Financial Services — 2.5%
38,511	Intercontinental Exchange, Inc.	3,109,763
	Iron & Steel — 1.2%
65,464	Steel Dynamics, Inc.	1,475,559
	Media — 15.4%
5,944	Alphabet, Inc. - Class A *	6,906,631
33,073	Facebook, Inc. - Class A *	5,516,576

ERShares US Large Cap Fund
SCHEDULE OF INVESTMENTS - (Continued)
March 31, 2020 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)
	Media (Continued)
10,476	Netflix, Inc. *	$3,933,738
14,212	VeriSign, Inc. *	2,559,439
		18,916,384
	Medical Equipment & Devices — 5.9%
15,005	Danaher Corp.	2,076,842
15,850	Masimo Corp. *	2,807,352
16,125	ResMed, Inc.	2,375,051
		7,259,245
	Oil, Gas & Coal — 1.5%
58,496	Continental Resources, Inc. [1]	446,909
102,179	Kinder Morgan, Inc.	1,422,332
		1,869,241
	Real Estate — 1.6%
24,711	Prologis, Inc. - REIT	1,986,023
	Retail - Discretionary — 7.7%
4,826	Amazon.com, Inc. *	9,409,349
	Semiconductors — 5.3%
14,952	IPG Photonics Corp. *	1,648,906
12,568	NVIDIA Corp.	3,312,925
12,147	Universal Display Corp.	1,600,732
		6,562,563
	Software — 20.9%
7,113	Adobe, Inc. *	2,263,641
80,906	Box, Inc. *	1,135,920
26,156	Fortinet, Inc. *	2,646,202
7,277	Intuit, Inc.	1,673,710
32,059	Microsoft Corp.	5,056,025
8,765	Okta, Inc. *	1,071,609
9,376	Paycom Software, Inc. *	1,894,046
20,165	salesforce.com, Inc. *	2,903,357
47,334	SS&C Technologies Holdings, Inc.	2,074,176
16,690	Synopsys, Inc. *	2,149,505
8,271	Twilio, Inc. - Class A *,1	740,172
13,776	Veeva Systems, Inc. - Class A *	2,154,153
		25,762,516
	Specialty Finance — 2.1%
3,755	FleetCor Technologies, Inc. *	700,457

ERShares US Large Cap Fund
SCHEDULE OF INVESTMENTS - (Continued)
March 31, 2020 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)
	Specialty Finance (Continued)
36,589	Square, Inc. - Class A *	$1,916,532
		2,616,989
	Technology Services — 2.7%
2,187	CoStar Group, Inc. *	1,284,228
10,944	EPAM Systems, Inc. *	2,031,863
		3,316,091
	Telecommunications — 2.0%
11,822	RingCentral, Inc. - Class A *	2,505,200
	Total Common Stocks
	(Cost $96,089,414)	116,483,046
	SHORT-TERM INVESTMENTS — 6.3%
72,693	Blackrock Liquidity Funds FedFund Portfolio – Institutional Class, 0.370%[2,3]	72,693
7,286,081	Fidelity Investments Treasury Only Portfolio – Institutional Class, 0.490%[2,3]	7,286,081
429,188	Invesco Government & Agency Portfolio - Institutional Class, 0.498%[2,3]	429,188
19,785	JPMorgan U.S. Government Money Market Fund, 0.415%[2,3]	19,785
	Total Short-Term Investments
	(Cost $7,807,747)	7,807,747
	TOTAL INVESTMENTS — 100.9%
	(Cost $103,897,161)	124,290,793
	Liabilities in Excess of Other Assets — (0.9)%	(1,099,178)
	TOTAL NET ASSETS — 100.0%	$123,191,615
Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $517,837.
[2]	All or a portion of this security was purchased with cash proceeds from securities lending. Total collateral had a fair value of $546,434.
[3]	The rate is the annualized seven-day yield at period end.